Working capital advances	12 Months Ended
Dec. 31, 2015
Working Capital Advances [Abstract]
Working capital advances

7. Working capital advances

At the balance sheet date, all potentially uncollectible working capital advances are assessed individually for purposes of determining the appropriate provision for doubtful accounts. There was no provision for doubtful advances at December 31, 2015 (2014: $0).